UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Georgetowne Long/Short Fund

April 30, 2004

Georgetowne Long/Short Fund

		Schedule of Investments
		April 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Commercial Banks
300	HDFC Bank LTD	$ 8,700
2,000	Mitsubishi Tokyo Financial Group, Inc.	17,800
		26,500	9.69%

Papers & Allied Products
350	Georgia Pacific Corp.	12,285	4.49%

Paper Mills
2,000	Abitibi Price, Inc.	14,000	5.12%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
750	Sinopec Beijing Yanhua Petrochemical Co. LTD	10,575	3.87%

Pulp Mills
250	Aracruz Cellulose S.A.	7,785	2.85%

Radiotelephone Communications
1,500	China Unicom LTD	11,565
150	Mobile Telesystems OJSC	16,194
500	SK Telecom Co. LTD	10,100
3,000	Terayon Communication Systems *	8,700
		46,559	17.02%

Security Brokers, Dealers & Flotation Companies
500	Nomura Holdings, Inc.	8,190	2.99%

Semiconductors & Related Devices
1,000	Altera Corp. *	19,990
1,000	Broadcom Corp. *	37,830
		57,820	21.14%

Services - Engineering Services
1,000	Essex Corp. *	8,200	3.00%

Telephone & Telegraph Apparatus
600	Advanced Fibre Communications, Inc. *	10,074
5,000	Corvis Corp. *	7,800
		17,874	6.53%

	Total for Common Stock	209,788
	(Identified Cost $ 229,106)

Cash and Equivalents
62,905	First American Treasury Obligation Fund Cl A .25%	62,905

	(Identified Cost $ 62,905)	62,905	23.00%

	Total Investments	272,693	99.68%
	(Identified Cost $ 292,011)

	Other Assets less liabilities	863	0.32%

	Net Assets	$ 273,556	100.00%

The accompanying notes are an integral part of the financial statements.

Georgetowne Long/Short Fund

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 272,693
(Identified Cost $ 292,011)
Cash	1,000
Receivables:
Dividends and Interest	352
Total Assets	274,045
Liabilities
Advisory Fee Expense	489
Total Liabilities	489
Net Assets	$ 273,556
Net Assets Consist of:
Capital Paid In	295,465
Accumulated Net Investment Income (Loss)	(1,328)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(1,263)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	(19,318)
Net Assets, for 28,263 Shares Outstanding
(unlimited number of shares authorized without par value)	$ 273,556
Net Asset Value, Offering Price and Redemption Price
Per Share ($273,556/28,263 shares)	$ 9.68

The accompanying notes are an integral part of the financial statements.

Georgetowne Long/Short Fund

Statement of Operations
For the period December 30, 2003* to April 30, 2004 (Unaudited)
Investment Income:
Dividends	$ 413
Interest	78
Total Investment Income	491
Expenses:
Management Fees	1,819
Total Expenses	1,819

Net Investment Income (Loss)	(1,328)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	(1,263)
Net Change in Unrealized Appreciation (Depreciation) on Investment Securities	(19,318)
Net Realized and Unrealized Gain (Loss) on Investments	(20,581)

Net Increase (Decrease) in Net Assets from Operations	$ (21,909)

*Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Georgetowne Long/Short Fund

Statements of Changes in Net Assets	(Unaudited)
12/30/2003 *
to
4/30/2004
From Operations:
Net Investment Income (Loss)	$ (1,328)
Net Realized Gain (Loss) on Investment Securities	(1,263)
Net Unrealized Appreciation (Depreciation) on Investment Securities	(19,318)
Increase (Decrease) in Net Assets from Operations	(21,909)

From Capital Share Transactions:
Proceeds From Sale of Shares	144,622
Net Increase (Decrease) from Shareholder Activity	144,622

Net Increase (Decrease) in Net Assets	122,713

Net Assets at Beginning of Period	150,843
Net Assets at End of Period	$ 273,556

Share Transactions:
Issued	13,179
Reinvested	-
Redeemed	-
Net increase (decrease) in shares	13,179
Shares outstanding beginning of period	15,084
Shares outstanding end of period	28,263

*Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Georgetowne Long/Short Fund

Financial Highlights
Selected data for a share outstanding throughout the period:

	(Unaudited)
	12/30/2003 **
	to
	4/30/2004
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income/(Loss)	(0.05)
Net Gains or Losses on Securities	(0.27)
(realized and unrealized)
Total from Investment Operations	(0.32)

Net Asset Value -
End of Period	$ 9.68
Total Return ***	-3.20%	****
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	274

Ratio of Expenses to Average Net Assets	1.99%	*
Ratio of Net Income to Average Net Assets	-1.45%	*
Portfolio Turnover Rate	16.97%

* Annualized
** Commencement of Operations
*** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.
**** Not Annualized

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2004 (UNAUDITED)

1.)

ORGANIZATION

The Georgetowne Long/Short Fund (the "Fund”) is a non-diversified series of the Georgetowne Funds (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003 and commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. The Georgetowne Fund Management Corporation is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is long term growth of capital. The Fund employs a long/short strategy, in which under normal circumstances the Fund’s portfolio will consist of both long and short positions. The Fund will usually have a portion of its portfolio short (up to 90%).

1.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SHARE VALUATION:

The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT MANAGEMENT AGREEMENT

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the four months ended April 30, 2004, the Adviser earned a fee of $1,819 from the Fund.

4.)

RELATED PARTY TRANSACTIONS

Paul K. Hoffmeister is the control person of the Adviser and also serves as a trustee and officer of the Trust.  Mr. Hoffmeister receives benefits from the Adviser resulting from management fees paid to the Adviser by the Trust.

5.)

CAPITAL STOCK

The Fund is authorized to issue an unlimited number of shares of separate series. Paid in capital at April 30, 2004 was $295,465 representing 28,263 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the time period ended April 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $ 240,473and $ 10,104, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at April 30, 2004 was $292,011.

At April 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
7,902	(27,220)	(19,318)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, Jana M. Hoffmeister, in aggregate, owned more than 96% of the Fund.

Board of Trustees

Paul K. Hoffmeister

Charles P. Clemens

Paul F. Pechacek

Michael J. Regan

Investment Adviser

Georgetowne Fund Management Corporation

7 Reddy Lane

Loudonville, NY  12211

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company CPA

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Georgetowne Long/Short Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 29, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 7, 2004

* Print the name and title of each signing officer under his or her signature.